================================================================================
                           UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                            Form 13F
                       Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2010
                                                --------------------
 Check here if Amendment [ ]; Amendment Number:
                                                --------------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:

 Name:     CAPE ANN SAVINGS BANK
          ---------------------------------------------
 Address:  109 MAIN ST.
          ---------------------------------------------
           GLOUCESTER, MA 01930
          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:     E. GAIL RAMOS
          ---------------------------------------------
 Title:    VICE PRESIDENT/SENIOR TRUST OFFICER
          ---------------------------------------------
 Phone:    978-283-7079
          ---------------------------------------------
 Signature, Place, and Date of Signing:

  /s/ E. Gail Ramos       Gloucester, MA                July 2, 2010
 ------------------------ ----------------------------- -------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:

 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

SCHEDULE 13F WORKSHEET                                                                                             As of 6/30/2010

Displayed  is a list of the assets whose  holdings  are either over  $200,000 in                                  Units Held Today
market value or over 10,000 units.

Asset Types listed include 010, 020, 030, 035, 080.

Included in the totals are only those accounts whose Investment Powers are "Full" or "Partial".

                                                                                                          Voting Authority
                                                                Market                  Investment  ------------------------------
                                                                 Value        Units       Powers       Full     Partial     None
                                                            --------------  ----------  ----------  ---------  --------  ---------
AT&T INC.                          Common Stock  00206R102   $1,620,222.05   66,979.00     FULL     64,725.00      0.00   2,254.00
AT&T INC.                          Common Stock  00206R102     $228,111.72    9,430.00   PARTIAL     8,324.00  1,106.00       0.00
ABBOTT LABS                        Common Stock  002824100   $1,224,606.84   26,178.00     FULL     24,653.00      0.00   1,525.00
ABBOTT LABS                        Common Stock  002824100     $217,620.56    4,652.00   PARTIAL     4,612.00     40.00       0.00
APPLE COMPUTER INC                 Common Stock  037833100     $582,795.01    2,317.00     FULL      2,117.00      0.00     200.00
AUTOMATIC DATA PROCESSING INC      Common Stock  053015103   $1,021,758.54   25,379.00     FULL     24,579.00      0.00     800.00
AUTOMATIC DATA PROCESSING INC      Common Stock  053015103     $265,716.00    6,600.00   PARTIAL     6,565.00     35.00       0.00
BB&T CORP                          Common Stock  054937107     $653,724.57   24,847.00     FULL     23,318.00      0.00   1,529.00
BERKSHIRE HATHAWAY INC DEL B NEW   Common Stock  084670702     $786,540.30    9,870.00     FULL      8,965.00      0.00     905.00
CHEVRON CORPORATION                Common Stock  166764100     $935,925.12   13,792.00     FULL     12,518.00      0.00   1,274.00
CHUBB CORP                         Common Stock  171232101     $667,883.55   13,355.00     FULL     11,947.00      0.00   1,408.00
CISCO SYS INC                      Common Stock  17275R102     $609,615.17   29,127.00     FULL     27,257.00    350.00   1,520.00
CISCO SYS INC                      Common Stock  17275R102     $208,220.01    9,771.00   PARTIAL     8,961.00    810.00       0.00
COMPASS MINERALS
INTERNATIONAL INC                  Common Stock  20451N101     $371,640.64    5,288.00     FULL      5,048.00      0.00     240.00
DANVERS BANCORP, INC.              Common Stock  236442109     $194,424.75   13,455.00     FULL          0.00      0.00  13,455.00
EMERSON ELEC CO                    Common Stock  291011104     $337,636.32    7,728.00     FULL      7,728.00      0.00       0.00
EXPEDITORS INTL WASH INC           Common Stock  302130109     $583,253.51   16,901.00     FULL     16,166.00      0.00     735.00
EXXON MOBIL CORP                   Common Stock  30231G102   $2,086,587.64   36,561.90     FULL     35,609.90      0.00     952.00
EXXON MOBIL CORP                   Common Stock  30231G102     $760,748.80   13,330.10   PARTIAL    10,099.10  2,831.00     400.00
FASTENAL COMPANY                   Common Stock  311900104     $441,270.48    8,792.00     FULL      8,192.00      0.00     600.00
FIRST TRUST VALUE LI               ETF-DOMESTIC
                                   LARGE CAP     33734H106     $287,069.86   22,410.00     FULL     22,410.00      0.00       0.00
GENERAL ELEC CO                    Common Stock  369604103     $435,253.29   30,184.00     FULL     26,984.00      0.00   3,200.00
GENERAL ELEC CO                    Common Stock  369604103     $227,446.66   15,773.00   PARTIAL    14,653.00  1,020.00     100.00
GENERAL MILLS INC                  Common Stock  370334104     $431,212.81   12,140.00     FULL     11,740.00      0.00     400.00
INTERNATIONAL BUSINESS
MACHINES CORP                      Common Stock  459200101     $224,116.20    1,815.00     FULL      1,815.00      0.00       0.00
J P MORGAN CHASE & CO              Common Stock  46625H100     $518,507.44   14,163.00     FULL     13,913.00      0.00     250.00
JOHNSON & JOHNSON                  Common Stock  478160104     $938,463.39   15,890.00     FULL     14,219.00      0.00   1,671.00
JOHNSON & JOHNSON                  Common Stock  478160104     $225,136.72    3,812.00   PARTIAL     3,072.00    740.00       0.00
LOWES COS INC                      Common Stock  548661107     $370,214.60   18,130.00     FULL     17,270.00      0.00     860.00

MASTERCARD INC.                    Common Stock  57636Q104     $200,527.65    1,005.00     FULL        890.00      0.00     115.00
MC DONALDS CORP                    Common Stock  580135101     $981,133.65   14,895.00     FULL     14,725.00      0.00     170.00
MICROSOFT CORP                     Common Stock  594918104   $1,022,104.20   44,420.00     FULL     43,516.00    250.00     654.00
MICROSOFT CORP                     Common Stock  594918104     $246,713.22   10,722.00   PARTIAL    10,137.00    385.00     200.00
NEXTERA ENERGY INC COM             Common Stock  65339F101     $266,633.18    5,258.00     FULL      4,554.00    100.00     604.00
NIKE INC                           Common Stock  654106103     $608,963.25    9,015.00     FULL      8,185.00    200.00     630.00
NOVARTIS A G  A D R                American
                                   Depository
                                   Receipts      66987V109     $566,165.44   11,717.00     FULL     11,037.00      0.00     680.00
PEPSICO INC                        Common Stock  713448108   $1,253,192.96   20,561.00     FULL     19,811.00      0.00     750.00
PEPSICO INC                        Common Stock  713448108     $210,582.25    3,455.00   PARTIAL     3,455.00      0.00       0.00
PROCTER & GAMBLE CO                Common Stock  742718109   $1,107,440.73   18,463.50     FULL     17,848.50      0.00     615.00
ROCKPORT NATL BANCORP INC          Common Stock  773871108     $308,628.25    5,689.00     FULL      5,689.00      0.00       0.00
SELECT SECTOR SPDR-MATERIALS       Common Stock  81369Y100     $408,187.56   14,388.00     FULL     13,048.00    100.00   1,240.00
ENERGY SELECT SECTOR SPDR          Common Stock  81369Y506     $247,406.40    4,980.00     FULL      4,740.00      0.00     240.00
SELECT SECTOR SPDR-FINANCIAL       Common Stock  81369Y605   $1,023,376.23   74,104.00     FULL     73,854.00    250.00       0.00
SELECT SECTOR SPDR-FINANCIAL       Common Stock  81369Y605     $313,279.85   22,685.00   PARTIAL    22,485.00    200.00       0.00
INDUSTRIAL SELECT SECTOR SPDR      Common Stock  81369Y704     $297,670.36   10,852.00     FULL      9,162.00      0.00   1,690.00
SELECT SECTOR SPDR-TECHNOLOGY      Common Stock  81369Y803     $375,462.00   18,405.00     FULL     13,390.00      0.00   5,015.00
UTILITIES SELECT SECTOR SPDR FUND  Common Stock  81369Y886     $600,948.90   21,265.00     FULL     20,765.00      0.00     500.00
TEVA PHARMACEUTICAL INDS LTD ADR   American
                                   Depository
                                   Receipts      881624209     $575,217.35   11,064.00     FULL      9,984.00      0.00   1,080.00
3M CO                              Common Stock  88579Y101     $744,322.77    9,423.00     FULL      8,604.00      0.00     819.00
3M CO                              Common Stock  88579Y101     $218,644.32    2,768.00   PARTIAL     2,368.00    200.00     200.00
UNITED TECHNOLOGIES CORP           Common Stock  913017109     $205,894.52    3,172.00     FULL      3,172.00      0.00       0.00
VERIZON COMMUNICATIONS INC         Common Stock  92343V104     $522,460.92   18,646.00     FULL     18,202.00      0.00     444.00
WAL MART STORES INC                Common Stock  931142103     $487,141.38   10,134.00     FULL      9,754.00      0.00     380.00
ACCENTURE LTD                      Common Stock  G1151C101     $438,832.09   11,354.00     FULL     11,104.00      0.00     250.00

                                              GRAND TOTAL
                                                            $30,686,651.98  857,110.50